Reverse Stock Split	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Reverse Stock Split

15. Reverse Stock Split

On May 11, 2016, the Company effected a 1.45-to-1 reverse split of its common stock. Upon the effectiveness of the reverse stock split, (i) every 1.45 shares of outstanding common stock were combined into one share of common stock of the same class, (ii) the number of shares of common stock for which each outstanding option to purchase common stock is exercisable was proportionally decreased on a 1.45-to-1 basis, and (iii) the exercise price of each outstanding option to purchase common stock was proportionately increased on a 1.45-to-1 basis. All of the outstanding common stock share numbers, common stock options, share prices, exercise prices and per share amounts have been adjusted in these consolidated financial statements, on a retroactive basis, to reflect this 1.45-to-1 reverse stock split for all periods presented. The par value per share was not adjusted as a result of the reverse stock split